Fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Assets and Liabilities Measurement
The following tables set forth the fair value of the Company’s financial assets and liabilities measured at fair value as of:

	June 30, 2025
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$53,660	$-	$-
Money market funds	253,430	-	-
Deposits	6,430	-	-
Short-term Bank deposits	146,000	-	-
Restricted deposits	1,330	-	-
Marketable securities	-	288,654	-
Asset derivatives (included in other receivables)	-	5,817	-
Earn-out	-	-	(19,447)
Total	$460,850	$294,471	$(19,447)

The following tables set forth the fair value of the Company’s financial assets and liabilities measured at fair value as of:

	December 31, 2024
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$59,732	$-	$-
Money market funds	69,144	-	-
Deposits	4,596	-	-
Short-term Bank deposits	144,843	-	-
Restricted deposits	1,330	-	-
Marketable securities	-	410,956	-
Asset derivatives (included in other receivables)	-	1,413	-
Earn-out	-	-	(12,118)
Total	$279,645	$412,369	$(12,118)

Schedule of Fair Value of Earn Out
The following table sets forth a summary of the changes in the fair value of the earn-out:

Fair value
Fair value as of December 31, 2024	$(12,118)
Payment	-
Change in fair value	(7,329)
Fair value as of June 30, 2025	$(19,447)

The following table sets forth a summary of the changes in the fair value of the earn-out:

Fair value
Fair value as of June 30, 2024	$-
Acquisition of AutoDS (Note 3)	(14,116)
Payment	5,200
Change in fair value	(3,202)
Fair value as of December 31, 2024	$(12,118)